ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2016
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2015 (As adjusted)	2016
	RMB	RMB	US$
Accounts receivable	651,343	672,872	96,914
Allowance for doubtful accounts	(17,903)	(71,987)	(10,369)

	633,440	600,885	86,545

The Group maintains allowance for doubtful accounts for estimated is recorded when loss is probable based on an assessment of specific evidence indicating troubled collection, historical experience, accounts aging and other factors. The Group reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Group considers many factors, including the age of the balance, the customer’s payment history, its current credit-worthiness and current economic trends. As of December 31, 2015 and 2016, all accounts receivable were due from third party customers. Provision for doubtful accounts for the years ended December 31, 2014, 2015 and 2016 were RMB 3,253, RMB 13,641 and RMB 42,533 (US$6,126), respectively.